Annual Fund Operating Expenses - Global Bond Fund	May 01, 2021
Institutional
Operating Expenses:
Management fee	0.48%
Other expenses	0.08%
Acquired fund fees and expenses	0.01%
Total annual Fund operating expenses	0.57%
Investor
Operating Expenses:
Management fee	0.48%
Other expenses	0.37%
Acquired fund fees and expenses	0.01%
Total annual Fund operating expenses	0.86%